BATTERY MATERIAL PLANT PROJECT EXPENSES	12 Months Ended
Dec. 31, 2023
BATTERY MATERIAL PLANT PROJECT EXPENSES
BATTERY MATERIAL PLANT PROJECT EXPENSES

19.BATTERY MATERIAL PLANT PROJECT EXPENSES

		For the years ended
	December 31, 2023	December 31, 2022
	$	$
Wages and benefits	4,608	2,698
Share-based compensation	326	534
Engineering	7,638	8,895
Consulting fees	964	914
Materials, consumables, and supplies	2,101	920
Maintenance and subcontracting	2,410	1,180
Utilities	515	553
Depreciation and amortization	7,635	4,028
Other	202	146
Grants	(995)	(506)
Tax credits	(2,460)	(272)
Battery Material Plant project expenses	22,944	19,090